SCHEDULE OF REVENUE DISAGGREGATED BY TIMING OF REVENUE RECOGNITION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Segment Reporting Information [Line Items]
Total revenue		$ 76,178	$ 58,496	$ 72,782
Total net revenues	$ 59,241	76,178	58,496	72,782
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenue		63,412	47,953	63,481
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenue		12,766	10,543	9,301
Sale of Heavy Equipment and Parts [Member]
Segment Reporting Information [Line Items]
Total revenue		61,234	45,763	56,449
Total net revenues		61,234	45,763	56,449
Sale of Heavy Equipment and Parts [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenue		61,234	45,763	56,449
Sale of Heavy Equipment and Parts [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenue
Engineering Consultancy Service Income [Member]
Segment Reporting Information [Line Items]
Total revenue		2,178	2,190	7,032
Total net revenues		2,178	2,190	7,032
Engineering Consultancy Service Income [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenue		2,178	2,190	7,032
Engineering Consultancy Service Income [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenue
Rental Income [Member]
Segment Reporting Information [Line Items]
Total revenue		12,766	10,543	9,301
Total net revenues		12,766	10,543	9,301
Rental Income [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenue
Rental Income [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenue		$ 12,766	$ 10,543	$ 9,301